Losses per share - Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss for the year	$ (68,521)	$ (105,865)	$ (142,869)
Net loss attributable to redeemable non-controlling interest	0	1,237	282
Net loss attributable to Despegar.com, Corp.	(68,521)	(104,628)	(142,587)
Accretion of redeemable non-controlling interest	(473)	(1,355)	(78)
Accretion of Series A non-convertible preferred shares	(11,884)	(10,600)	(2,831)
Accrual of cumulative dividends of Series A non-convertible preferred shares	(15,375)	(15,251)	(4,212)
Accrual of dividends of Series B convertible preferred shares	(2,000)	(2,000)	(553)
Net loss for the year attributable to Despegar.com, Corp. common shareholders	$ (98,253)	$ (133,834)	$ (150,261)
Weighted Average Number of Shares Outstanding
Basic (in shares)	76,823	76,653	67,994
Diluted (in shares)	76,823	76,653	67,994
Basic and diluted losses per share
Basic (in USD per share)	$ (1.28)	$ (1.75)	$ (2.21)
Diluted (in USD per share)	$ (1.28)	$ (1.75)	$ (2.21)